Significant Transactions (Details) (USD $)	6 Months Ended			3 Months Ended	6 Months Ended		6 Months Ended				6 Months Ended		9 Months Ended			9 Months Ended	6 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		9 Months Ended	3 Months Ended	6 Months Ended
	Jul. 10, 2013	Nov. 06, 2012	Nov. 06, 2012 Maximum [Member]	Jun. 30, 2013 Customer Relationships [Member]	Jul. 09, 2013 Clearwire Acquisition [Member]	Sep. 30, 2013 Clearwire Acquisition [Member]	Dec. 31, 2013 Clearwire Acquisition [Member] Goodwill [Member]	Jul. 09, 2013 Clearwire Acquisition [Member] Clearwire Corporation [Member]	Jul. 08, 2013 Clearwire Acquisition [Member] Clearwire Corporation [Member]	Jul. 09, 2013 Clearwire Acquisition [Member] Clearwire [Member]	Dec. 31, 2013 SoftBank Merger [Member]	Jul. 10, 2013 SoftBank Merger [Member]	Jul. 08, 2013 SoftBank Merger [Member]	Mar. 31, 2014 SoftBank Merger [Member]	Oct. 22, 2012 SoftBank Merger [Member]	Mar. 31, 2014 SoftBank Merger [Member] Customer Relationships [Member]	Dec. 31, 2013 SoftBank Merger [Member] Goodwill [Member]	Dec. 31, 2013 SoftBank Merger [Member] Other Intangible Assets [Member]	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member] SoftBank Merger [Member]	Dec. 31, 2013 Successor [Member] SoftBank Merger [Member]	Dec. 31, 2013 Successor [Member] SoftBank Merger [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	May 17, 2013 Predecessor [Member] FCC Licenses [Member]	Dec. 31, 2012 Predecessor [Member] Clearwire Acquisition [Member]	Jul. 09, 2013 Predecessor [Member] Clearwire Acquisition [Member]	Jul. 10, 2013 Predecessor [Member] Clearwire Acquisition [Member]	Jul. 08, 2013 Predecessor [Member] Clearwire Acquisition [Member]	Dec. 30, 2012 Predecessor [Member] SoftBank Merger [Member]	Dec. 31, 2013 deferred tax liability [Member] Clearwire Acquisition [Member]	Dec. 31, 2013 deferred tax liability [Member] SoftBank Merger [Member]	Jul. 08, 2013 Non-controlling economic interest [Member] Clearwire Corporation [Member]	Jul. 08, 2013 Non-controlling economic interest [Member] Clearwire Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost Of Other Acquired Spectrum, Cash to Be Paid		$ 480,000,000
Business Acquisition, Network Shutdown Costs to be paid by the Company			160,000,000
Business Acquisition, Maximum Network Shutdown Costs to be paid by the Company on an undiscounted basis		200,000,000
Fair value of indefinite lived intangible assets acquired in asset acquisition transaction																															605,000,000
Finite-lived Intangible Assets Acquired				32,000,000	986,000,000											6,923,000,000
Investment Owned, Balance, Shares									739,010,818
Equity Method Investment, Ownership Percentage																																							6.00%	50.10%
Common Stock, Par or Stated Value Per Share								$ 0.0001											$ 0.01			$ 0.01	$ 0						$ 2
Business Acquisition, Share Price										$ 5.00
Payments to Acquire Businesses, Net of Cash Acquired					3,500,000,000							14,100,000,000							0	0	0	14,112,000,000					0	4,039,000,000	0	0
Cash Acquired from Acquisition					198,000,000							2,500,000,000
Cash consideration accrued for dissenting shares relating to stockholders who exercised their right to appraisal						125,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners												22.00%		20.00%
Business combination, cost of acquired entity, additional partial cash paid												1,900,000,000
Business Combination, Acquisition Related Costs													129,000,000									100,000,000		9,000,000		97,000,000	1,000,000	53,000,000	19,000,000			2,000,000	19,000,000	17,000,000	7,000,000	32,000,000
Convertible Debt															3,100,000,000
Debt Instrument, Interest Rate, Stated Percentage															1.00%
Stock Issued During Period, Shares, Conversion of Convertible Securities												590,476,190
Debt Instrument, Convertible, Conversion Price												$ 5.25
Business Acquisition, Percentage of Voting Interests Acquired												80.00%
Contingent merger-related costs paid by, or incurred by on behalf of, the accounting acquirer											46,000,000
Contingent merger related costs paid by, or incurred on behalf of, the accounting acquirer																									73,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles							273,000,000										436,000,000	254,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities																																					270,000,000	135,000,000
Business Combination, Acquired Receivables, Gross Contractual Amount												3,400,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Contractual Receivables, Net												3,200,000,000
Business Combination, Equity Interest in Acquiree, Remeasurement Net Gain excluded in Pro Forma Financial Results	1,400,000,000
Business Combination Acquisition Related Costs excluded in Pro Forma Financial Results	$ 169,000,000